Equity - Summary of Company's Corporte Structure (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of shareholders	1,745
Total percentage of interest	100.00%
Upto one percent [member]
Disclosure of classes of share capital [line items]
Number of shareholders	1,725
Total percentage of interest	12.19%
From one point zero one percent to five percent [member]
Disclosure of classes of share capital [line items]
Number of shareholders	16
Total percentage of interest	30.98%
From five point zero one percent to ten percent [member]
Disclosure of classes of share capital [line items]
Number of shareholders	2
Total percentage of interest	18.34%
Over Ten Percent [member]
Disclosure of classes of share capital [line items]
Number of shareholders	2
Total percentage of interest	38.49%